SHARE-BASED PAYMENT (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	50.49%	48.00%	40.06%
Risk-free interest rate	0.06%	0.14%	1.61%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	64.44%	76.78%	48.09%
Risk-free interest rate	1.59%	0.62%	1.73%